Segment Information (Tables)	12 Months Ended
Sep. 30, 2016
Segment Reporting [Abstract]
Financial Information Related To Company's Reportable Segments
Financial information relating to the Company’s reportable segments is as follows (in millions):

	Year Ended September 30,
	2016	2015	2014
Net Sales
Buildings
Building Efficiency
Systems and Service North America	$4,292	$4,184	$4,098
Products North America	2,488	2,450	1,807
Asia	4,830	1,985	2,077
Rest of World	1,766	1,891	2,103
	13,376	10,510	10,085
Tyco	808	—	—
	14,184	10,510	10,085
Power Solutions	6,653	6,590	6,632

Total net sales	$20,837	$17,100	$16,717

	Year Ended September 30,
	2016	2015	2014
Segment EBITA
Buildings
Building Efficiency
Systems and Service North America (1)	$500	$419	$396
Products North America (2)	271	380	279
Asia (3)	541	215	294
Rest of World (4)	55	72	(24)
	1,367	1,086	945
Tyco (5)	60	—	—
	1,427	1,086	945
Power Solutions (6)	1,327	1,241	1,139

Total segment EBITA	$2,754	$2,327	$2,084

Amortization of intangible assets	(116)	(74)	(61)
Corporate expenses (7)	(607)	(417)	(408)
Net financing charges	(289)	(274)	(226)
Restructuring and impairment costs	(288)	(215)	(165)
Net mark-to-market adjustments on pension and postretirement plans	(393)	(416)	(187)

Income from continuing operations before income taxes	$1,061	$931	$1,037

	September 30,
	2016	2015	2014
Assets
Buildings
Building Efficiency
Systems and Service North America	$2,338	$2,332	$2,341
Products North America	4,236	4,193	4,157
Asia	3,668	1,387	1,418
Rest of World	1,416	1,471	1,642
	11,658	9,383	9,558
Tyco (8)	28,097	—	—
	39,755	9,383	9,558
Power Solutions	6,859	6,590	6,888
Assets held for sale	13,186	10,613	12,565
Unallocated	3,379	3,004	3,766

Total	$63,179	$29,590	$32,777

	Year Ended September 30,
	2016	2015	2014
Depreciation/Amortization
Buildings
Building Efficiency
Systems and Service North America	$29	$26	$28
Products North America	111	115	79
Asia	97	24	22
Rest of World	15	16	23
	252	181	152
Tyco	52	—	—
	304	181	152
Power Solutions	238	286	306
Corporate	80	60	55
Discontinued operations	331	333	442

Total	$953	$860	$955

	Year Ended September 30,
	2016	2015	2014
Capital Expenditures
Buildings
Building Efficiency
Systems and Service North America	$13	$17	$24
Products North America	192	130	110
Global Workplace Solutions	—	13	15
Asia	105	26	35
Rest of World	22	31	30
	332	217	214
Tyco	14	—	—
	346	217	214
Automotive Experience
Seating	392	356	376
Interiors	3	99	162
Electronics	—	—	27
	395	455	565
Power Solutions	357	252	294
Corporate	151	211	126

Total	$1,249	$1,135	$1,199

(1)
Building Efficiency - Systems and Service North America segment EBITA for the years ended September 30, 2016, 2015 and 2014 excludes $2 million, $3 million and $12 million, respectively, of restructuring and impairment costs.

(2)
Building Efficiency - Products North America segment EBITA for the years ended September 30, 2016, 2015 and 2014 excludes $9 million, $11 million and $7 million, respectively, of restructuring and impairment costs. For the years ended September 30, 2016, 2015 and 2014, Products North America segment EBITA includes $10 million, $9 million and $7 million, respectively, of equity income.

(3)
Building Efficiency - Asia segment EBITA for the years ended September 30, 2016, 2015 and 2014 excludes $26 million,$11 million and $4 million, respectively, of restructuring and impairment costs. For the years ended September 30, 2016 and 2014, Asia segment EBITA includes $100 million and $21 million, respectively, of equity income.

(4)
Building Efficiency - Rest of World segment EBITA for the years ended September 30, 2016, 2015 and 2014 excludes $16 million, $13 million and $119 million, respectively, of restructuring and impairment costs. For the years ended September 30, 2016, 2015 and 2014, Rest of World segment EBITA includes $15 million, $14 million and $7 million, respectively, of equity income.

(5)
Tyco segment EBITA for the year ended September 30, 2016 excludes $8 million of restructuring and impairment costs. For the year ended September 30, 2016, Tyco segment EBITA includes $1 million of equity income.

(6)
Power Solutions segment EBITA for the years ended September 30, 2016, 2015 and 2014 excludes $66 million, $11 million and $16 million, respectively, of restructuring and impairment costs. For the years ended September 30, 2016, 2015 and 2014, Power Solutions segment EBITA includes $48 million, $57 million and $75 million, respectively, of equity income.

(7)	Corporate expenses for the years ended September 30, 2016, 2015 and 2014 excludes $161 million, $166 million and $7 million, respectively, of restructuring and impairment costs.

(8)
Current year and prior year amounts exclude assets held for sale. Refer to Note 4, "Discontinued Operations," of the notes to consolidated financial statements for further information regarding the Company's disposal groups classified as held for sale.

Geographic Segments
Financial information relating to the Company’s operations by geographic area is as follows (in millions):

	Year Ended September 30,
	2016	2015	2014
Net Sales
United States	$9,633	$8,982	$8,203
Germany	1,430	911	965
Japan	1,805	315	353
Mexico	639	635	663
Other European countries	2,108	2,270	2,592
Other foreign	5,222	3,987	3,941

Total	$20,837	$17,100	$16,717

Long-Lived Assets (Year-end)
United States	$2,880	$2,056	$2,422
Germany	287	304	377
Japan	188	8	3
Mexico	457	368	304
Other European countries	551	280	96
Other foreign	1,269	667	645

Total	$5,632	$3,683	$3,847